Shareholders' Equity (Stock Options Granted in 2017 and 202020) (Narrative) (Details) - $ / shares					1 Months Ended		12 Months Ended
	Jul. 01, 2022	Jun. 07, 2022	Jun. 03, 2021	Jun. 08, 2020	Jan. 27, 2022	Jan. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options							$ 40.82	$ 41.84	$ 32.54
Share Option Plan 2013 [Member] | $33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						141,928
Exercise price of options						$ 33.83
Expiration date						Jan. 31, 2027
Closing price to determine expiration date						$ 16.92
Share Option Plan 2013 [Member] | $32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				148,426
Exercise price of options				$ 32.54
Expiration date				Jun. 08, 2028
Closing price to determine expiration date				$ 16.27
Share Option Plan 2013 [Member] | $41.84 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			133,925
Exercise price of options			$ 41.84
Expiration date			Jun. 03, 2029
Closing price to determine expiration date			$ 20.92
Share Option Plan 2013 [Member] | 47.98 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					121,508
Exercise price of options					$ 47.98
Expiration date					Jan. 27, 2030
Closing price to determine expiration date					$ 23.99
Share Option Plan 2013 [Member] | $35.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		26,666
Exercise price of options		$ 35.69
Expiration date		Jun. 07, 2030
Closing price to determine expiration date		$ 17.85
Share Option Plan 2013 [Member] | $34.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	50,000
Exercise price of options	$ 34.9
Expiration date	Jul. 01, 2030
Closing price to determine expiration date	$ 17.45